Consolidated balance sheets - USD ($)	Feb. 28, 2023	Nov. 30, 2022
Current
Cash	$ 69,546	$ 83,722
Trade and other receivables, net	211,527	602
Investment tax credits	268,179	268,179
Prepaid expenses and other assets	186,115	140,008
Current Assets	735,367	492,511
Property and equipment, net (Note 4)	747,307	788,050
Right-of-use asset (Note 6)	112,760	151,471
Assets	1,595,434	1,432,032
Liabilities
Accounts payable	3,815,580	3,764,692
Accrued liabilities	3,074,485	2,821,506
Employee costs payable	3,310,173	3,067,578
Operating lease liability (Note 6)	138,119	165,441
Income tax payable	29,036	29,036
Promissory notes payable (Note 5)	360,514	360,514
Convertible debentures (Note 5)	1,800,000	1,800,000
Liabilities	12,527,907	12,008,767
Capital stock (Note 7)
Authorized Unlimited common shares without par value Unlimited preference shares Issued and outstanding 33,092,665 common shares (November 30, 2020 - 23,678,105)	49,175,630	49,175,630
Additional paid-in capital	45,097,313	45,097,313
Accumulated other comprehensive income	284,421	284,421
Accumulated deficit	(105,489,837)	(105,134,099)
Shareholders' deficiency	(10,932,473)	(10,576,735)
Contingencies (Note 12)
Liabilities and Shareholders' deficiency	$ 1,595,434	$ 1,432,032